Shareholders’ Equity (Details) - USD ($)							12 Months Ended
		Sep. 09, 2025	Aug. 07, 2025	Feb. 08, 2025	Jan. 15, 2025	Jan. 26, 2024	Dec. 31, 2025		Dec. 31, 2024		Jun. 06, 2025	Mar. 07, 2025	Sep. 30, 2023	Jul. 31, 2023	Jul. 13, 2023
Shareholders’ Equity [Line Items]
Stockholders' equity note, share split						4,000-for-1
Authorized share capital (in Dollars)															$ 50,000
Authorized share capital (in Dollars)												$ 20,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized							50,000								50,000
Ordinary shares, par value (in Dollars per share)							$ 1								$ 1
Ordinary shares, shares issued														1,000
Ordinary shares, shares outstanding													1,000
Stockholders' equity note, share split				5-for-1
Issuance of shares					25,000,000
Offering price per share (in Dollars per share)					$ 0.4
Gross proceeds (in Dollars)					$ 10,000,000
Shares registered in equity incentive plan											7,000,000
Shares authorized			1,000,000,000
Investor [Member] | Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.00005
Mr. Shek Kin Pong [Member] | Ordinary Shares [Member] | Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.00005
Ordinary shares, shares issued											5,000,000
Consultants [Member] | Ordinary Shares [Member] | Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued											2,000,000
Majority Shareholder [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Majority Shareholder [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00005
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized							18,000,000	[1]	18,000,000	[1]		18,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0025	[1]	$ 0.0025	[1]		$ 0.0025
Ordinary shares, shares issued	[1]						2,905,300		265,300
Ordinary shares, shares outstanding	[1]						2,905,300		265,300
Issuance of shares							2,905,328
Offering price per share (in Dollars per share)		$ 0.04
Gross proceeds (in Dollars)		$ 4,000,000
Redesignated shares			900,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	[2]								25,300
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized							2,000,000	[1]	2,000,000	[1]		2,000,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0025		$ 0.0025
Ordinary shares, shares outstanding	[1]						160,000		160,000
Issuance of shares							160,000
Redesignated shares			100,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	[2]
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Issuance of shares		100,000,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.
[2]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.